Credit Facilities and Other Financing Arrangements (Details Narrative) - USD ($)					9 Months Ended	12 Months Ended
	Oct. 17, 2024	May 08, 2024	Mar. 22, 2024	Oct. 14, 2022	Dec. 31, 2023	Dec. 31, 2024	Mar. 28, 2024
Agile Capilal Merchant Cash Advance [Member]
Line of Credit Facility [Line Items]
Initial amount borrowed			$ 315,000
Net proceeds from short term debt			300,000
Stipulated periodic payment of short term debt			16,200
Total short term debt to be repaid			$ 453,600
Effective Interest rate			15.00%
Agile Capilal Merchant Cash Advance [Member] | Previously Reported [Member]
Line of Credit Facility [Line Items]
Initial amount borrowed			$ 315,000
Net proceeds from short term debt			300,000
Stipulated periodic payment of short term debt			16,200
Total short term debt to be repaid			$ 453,600
Effective Interest rate			15.00%
interest expense under financing agreement						$ 105,400
Cedar Advance Merchant Cash Advance [Member]
Line of Credit Facility [Line Items]
Initial amount borrowed		$ 215,000
Net proceeds from short term debt		204,300
Stipulated periodic payment of short term debt		11,100
Total short term debt to be repaid		$ 312,000
Effective Interest rate		18.00%
Cedar Advance Merchant Cash Advance [Member] | Previously Reported [Member]
Line of Credit Facility [Line Items]
Initial amount borrowed		$ 215,000
Net proceeds from short term debt		204,300
Stipulated periodic payment of short term debt		11,100
Total short term debt to be repaid		$ 312,000
Effective Interest rate		18.00%
Loan Agreement [Member] | Previously Reported [Member]
Line of Credit Facility [Line Items]
Interest expense						$ 77,000
Revolving Credit Facility [Member] | Previously Reported [Member]
Line of Credit Facility [Line Items]
Revolving credit facility maximum amount				$ 15,000,000
Costs associated with line of credit				$ 254,000
Amortization of deferred financing costs					$ 215,000
Line of Credit Facility, Interest Rate Description						(a) the Prime Rate plus 0.50%, or (b) the Secured Overnight Financing Rate 30-day term rate plus 3%, subject to a minimum of 0.050% in either case. The Company incurred interest expense of 43,000 for the nine months ended December 31,
Revolving Credit Facility [Member] | Loan Agreement [Member]
Line of Credit Facility [Line Items]
Revolving credit facility maximum amount							$ 2,000,000
Credit facility termination fee	$ 40,000
Revolving Credit Facility [Member] | Loan Agreement [Member] | Previously Reported [Member]
Line of Credit Facility [Line Items]
Revolving credit facility maximum amount							$ 2,000,000
Credit facility termination fee	$ 40,000